Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Balance at the beginning of the year	$ 252,232	$ 261,141
Acquisitions	3,153	2,123
Functional currency translation adjustments	925	(11,032)
Balance at year end	$ 256,310	$ 252,232